Taxes on Income (Narrative) (Details) - EUR (€) € in Thousands					1 Months Ended			12 Months Ended
	Jan. 02, 2021	Jan. 02, 2020	Jan. 02, 2019	Jan. 04, 2016	Jan. 31, 2018	Jan. 31, 2017	Dec. 22, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Corporate tax rates								23.00%	24.00%	25.00%
Tax rate reduced				1.5% to a rate of 25%			Reduced from 25% to 23% in two steps
Tax loss carryforwards								€ 20,838
Increase decrease in tax loss carryforwards								€ 20,000
Tax benefit											€ 2,900
Reduced tax benefit									€ 500
Changes in tax rates or tax laws enacted or announced [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax rate reduced					23%	24%
The Netherlands taxation [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Corporate tax rates			20.00%
Tax rate reduced	20.5%	22.55%
Unrecognized tax benefits			€ 200,000
Percetage of taxable profits exceeding			25.00%
Lower rate	15%	16.5%	19%
Percentage of decuation in investment costs from corporate income			58.00%
Luxembourg taxation [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Corporate tax rates								29.22%
Italian taxation [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Corporate tax rates								27.50%
Tax rate reduced								Starting from 2017 the IRES rate is reduced to 24%.
Italian taxation [Member] | Resident and Non-Resident [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax rate reduced								only on income arising in Italy at the rate from 0% to 4.82%
Spanish taxation [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Corporate tax rates								25.00%
Israel [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Corporate tax rates								23.00%	24.00%	25.00%